Capital and Funding (Tables)	12 Months Ended
Dec. 31, 2017
Statement [LineItems]
Summary of Share Capital

SHARE CAPITAL

		Issued,		Issued,
		called up		called up
		and		and
	Authorised(a)	fully paid(b)	Authorised(a)	fully paid(b)
	2017	2017	2016	2016
Unilever N.V.	€ million	€ million	€ million	€ million
NV ordinary shares of €0.16 each	480	274	480	274
NV ordinary shares of €428.57 each (shares numbered 1 to 2,400 – ‘Special Shares’)	1	1	1	1
Internal holdings eliminated on consolidation (€428.57 shares)	-	(1)	-	(1)
	481	274	481	274

Unilever PLC		£ million		£ million
PLC ordinary shares of 3 1/9p each		40.8		40.8
PLC deferred stock of £1 each		0.1		0.1
Internal holding eliminated on consolidation (£1 stock)		(0.1)		(0.1)
		40.8		40.8

		€ million		€ million
Euro equivalent in millions (at £1.00 = €5.143)(c)		210		210

Unilever Group		€ million		€ million
Ordinary share capital of NV		274		274
Ordinary share capital of PLC		210		210
		484		484

(a)	At 31 December 2017, Unilever N.V. had 3,000,000,000 (2016: 3,000,000,000) authorised ordinary shares. The requirement for a UK company to have an authorised share capital was abolished by the UK Companies Act 2006. In May 2010 Unilever PLC shareholders approved new Articles of Association to reflect this.
(b)	At 31 December 2017, the following quantities of shares were in issue: 1,714,727,700 of NV ordinary shares; 2,400 of NV Special Shares; 1,310,156,361 of PLC ordinary shares and 100,000 of PLC deferred stock. The same quantities were in issue at 31 December 2016.
(c)	Conversion rate for PLC ordinary shares nominal value to euros is £1 = €5.143 (which is calculated by dividing the nominal value of NV ordinary shares by the nominal value of PLC ordinary shares).

Summary Combined Financial Information in Relation to HUL

Summary financial information in relation to HUL is shown below.

	€ million	€ million
HUL Balance sheet as at 31 December	2017	2016
Non-current assets	819	791
Current assets	1,274	1,160
Current liabilities	(1,030)	(980)
Non-current liabilities	(135)	(110)

HUL Comprehensive income for the year ended 31 December
Turnover	4,464	4,084
Profit after tax	595	475
Total comprehensive income	529	484

HUL Cash flow for the year ended 31 December
Net increase/(decrease) in cash and cash-equivalents	(71)	14

HUL Non-controlling interest
1 January	(282)	(271)
Share of (profit)/loss for the year ended 31 December	(195)	(157)
Other comprehensive income	(3)	(8)
Dividend paid to the non-controlling interest	172	157
Other changes in equity	-	-
Currency translation	20	(3)
31 December	(288)	(282)

Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY: ANALYSIS OF OTHER RESERVES

	€ million	€ million	€ million
	Total	Total	Total
	2017	2016	2015
Fair value reserves	(189)	(113)	(98)

Cash flow hedges	(236)	(168)	(174)
Available-for-sale financial assets	47	55	76

Currency retranslation of group companies - see following table	(3,927)	(3,034)	(3,285)
Adjustment on translation of PLC’s ordinary capital at 3 1/9p = €0.16	(164)	(164)	(164)
Capital redemption reserve	32	32	32
Book value of treasury shares - see following table	(9,208)	(4,164)	(4,119)
Other(a)	(177)	-	(182)
	(13,633)	(7,443)	(7,816)

(a)	Relates to option on purchase of subsidiary for non-controlling interest.

Summary of Treasury Shares Movements
Treasury shares – movements during the year	2017	2016
1 January	(4,164)	(4,119)
Repurchase of shares (see note 24)	(5,014)	-
Other purchases and utilisations	(30)	(45)
31 December	(9,208)	(4,164)

Summary of Currency Retranslation Reserve
Currency retranslation reserve – movements during the year	2017	2016
1 January	(3,034)	(3,285)
Currency retranslation during the year	(50)	599
Movement in net investment hedges and exchange differences in net investments in foreign operations	(909)	(365)
Recycled to income statement	66	17
31 December	(3,927)	(3,034)

Summary of Comprehensive Income: Other Comprehensive Income Reconciliation
STATEMENT OF COMPREHENSIVE INCOME: OTHER COMPREHENSIVE INCOME RECONCILIATION

	€ million	€ million
Fair value gains/(losses) on financial instruments – movement during the year	2017	2016
1 January	(113)	(98)
Cash flow hedges	(68)	6
Available for sale financial assets	(8)	(21)
31 December	(189)	(113)

Refer to the consolidated statement of comprehensive income on page 86, the consolidated statement of changes in equity on page 87, and note 6C on page 107.

	€ million	€ million
Remeasurement of defined benefit pension plans net of tax	2017	2016
1 January	(2,453)	(1,473)
Movement during the year	1,282	(980)
31 December	(1,171)	(2,453)

Refer to the consolidated statement of comprehensive income on page 86, the consolidated statement of changes in equity on page 87, note 4B from page 98 to 103 and note 6C on page 107.

	€ million	€ million
Currency retranslation gains/(losses) – movement during the year	2017	2016
1 January	(3,295)	(3,512)
Currency retranslation during the year:
Other reserves	(903)	189
Retained profit	(27)	17
Non-controlling interest	(53)	11
31 December	(4,278)	(3,295)

Summary of Financial Liabilities

FINANCIAL LIABILITIES

		€ million	€ million	€ million	€ million	€ million	€ million
		Current	Non-current	Total	Current	Non-current	Total
Financial liabilities(a)	Notes	2017	2017	2017	2016	2016	2016
Preference shares		-	-	-	-	68	68
Bank loans and overdrafts(b)		513	479	992	899	247	1,146
Bonds and other loans		7,181	15,528	22,709	4,367	10,686	15,053
Finance lease creditors	20	11	120	131	9	134	143
Derivatives		86	335	421	175	10	185
Other financial liabilities(c)		177	-	177	-	-	-
		7,968	16,462	24,430	5,450	11,145	16,595

(a)	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)	Financial liabilities include €1 million (2016: €2 million) of secured liabilities.
(c)	Includes options and other financial liabilities to acquire non-controlling interests in Carver Korea and EAC Myanmar, refer to note 21.

Reconciliation of Liabilities Arising from Financing Activities

RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

			Non -Cash Movement
			Business
	Opening	Cash	Acquisitions/	Foreign	Fair	Other	Closing
	balance at	Movement	Disposals	exchange	value	movements	balance at
	1 January			changes	changes		31 December
	€ million	€ million	€ million	€ million	€ million	€ million	€ million
2017
Preference shares	(68)	68	-	-	-	-	-
Bank loans and overdrafts(a)	(1,146)	66	(3)	98	-	(7)	(992)
Bonds and other loans(a)	(15,053)	(9,008)	-	1,346	(2)	8	(22,709)
Finance lease creditors	(143)	14	-	6	-	(8)	(131)
Derivatives	(185)	-	-	-	(236)	-	(421)
Other financial liabilities	-	-	-	-	-	(177)	(177)
Total	(16,595)	(8,860)	(3)	1,450	(238)	(184)	(24,430)

2016
Preference shares	(68)	-	-	-	-	-	(68)
Bank loans and overdrafts(a)	(1,064)	(23)	-	(42)	-	(17)	(1,146)
Bonds and other loans(a)	(12,703)	(2,089)	-	(190)	(3)	(68)	(15,053)
Finance lease creditors	(195)	35	-	21	-	(4)	(143)
Derivatives	(124)	-	-	-	(61)	-	(185)
Other financial liabilities(a)	(489)	289				200	-
Total	(14,643)	(1,788)	-	(211)	(64)	111	(16,595)

(a)	These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term liabilities, additional financial liabilities and repayment of financial liabilities. The difference of €1 million (2016: €17 million) represents cash movements in overdrafts that are not included in financing cash flows.

Bonds and Other Loans [Member]
Statement [LineItems]
Summary of Analysis of Bonds and Other Loans

ANALYSIS OF BONDS AND OTHER LOANS

	€ million		€ million
	Total		Total
	2017		2016
Unilever N.V.
Floating Rate Notes 2018 (€)	750		749
1.750% Bonds 2020 (€)	748		748
0.500% Notes 2022 (€)	744		743
1.375% Notes 2029 (€)	742		-
1.125% Bonds 2028 (€)	693		692
0.875% Notes 2025 (€)	646		-
0.375% Notes 2023 (€)	598		-
1.000% Notes 2027 (€)	597		-
1.000% Notes 2023 (€)	497		496
0.000% Notes 2021 (€)	496		-
0.500% Notes 2024 (€)	493		492
0.000% Notes 2020 (€)	299		299
2.950% Notes 2017 (Renminbi)	-		41
Commercial paper	3,655		819
Total NV	10,958		5,079

Unilever PLC
4.750% Bonds 2017 (£)	-		466
1.125% Notes 2022 (£)	390		-
2.000% Notes 2018 (£)	283	(a)	294	(a)
1.375% Notes 2024 (£)	280		-
1.875% Notes 2029 (£)	278		-
Commercial paper	-		373
Total PLC	1,231		1,133

Other group companies
Switzerland
Other	6		-

United States
4.250% Notes 2021 (US$)	834		950
5.900% Bonds 2032 (US$)	826		942
2.900% Notes 2027 (US$)	821		-
2.200% Notes 2022 (US$)	704		-
1.800% Notes 2020 (US$)	666		-
4.800% Bonds 2019 (US$)	627		714
2.200% Notes 2019 (US$)	625		711
2.000% Notes 2026 (US$)	575		655
0.850% Notes 2017 (US$)	-		524
1.375% Notes 2021 (US$)	456		519
2.100% Notes 2020 (US$)	416		474
3.100% Notes 2025 (US$)	413		470
2.600% Notes 2024 (US$)	413		-
7.250% Bonds 2026 (US$)	243		276
6.625% Bonds 2028 (US$)	190		216
5.150% Notes 2020 (US$)	129		149
7.000% Bonds 2017 (US$)	-		142
5.600% Bonds 2097 (US$)	76		87
Commercial paper (US$)	2,421		1,892

Other countries	79		120
Total other group companies	10,520		8,841
Total bonds and other loans	22,709		15,053

(a)	Of which €2 million (2016: €3 million) relates to a fair value adjustment following the fair value hedge accounting of a fixed-for-floating interest rate swap.